Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2014
Condensed financial information of the Company [Abstract]
Condensed Balance Sheet
	Year ended December 31
	2013	2014
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	231,652,719	4,392,766
Other deposits and prepayments	12,690,088	1,774,032
Other current assets	1,319,508	233,474
Due from subsidiaries	445,422,645	585,756,827
Total current assets	691,084,960	592,157,099

Other assets	-	-
Deferred charges	9,048,940	7,428,245
Investments in subsidiaries	778,780,958	900,701,691

TOTAL ASSETS	1,478,914,858	1,500,287,035

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	-	130,024,345
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	9,453,718	8,715,979
Payroll and welfare payables	5,149,011	-
Other long-term debt due within one year	35,000,000	-

Total current liabilities	50,518,307	139,655,902

Other long-term debt	475,761,009	400,000,000

Total liabilities	526,279,316	539,655,902

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-147,019,802 shares for 2014 (2013: 156,012,492 shares)	15,828	15,831
Treasury shares	(3,085,481)	(20,696,268)
Additional paid-in capital	534,936,597	530,670,112
Retained earnings	420,768,598	450,641,458

Total shareholders' equity	952,635,542	960,631,133

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,478,914,858	1,500,287,035

Condensed Statement of Operations
	Year ended December 31
	2012	2013	2014
	US$	US$	US$
Sales tax	-	-	-

General and administrative expenses	(4,422,693)	(16,494,847)	(8,860,382)

Operating loss	(4,422,693)	(16,494,847)	(8,860,382)
Interest expense	(9,243,078)	(24,635,780)	(58,515,706)
Interest income	722	749,408	1,289,907
Loss on extinguishment of debt	-	-	(9,848,931)
Equity in profit of subsidiaries, net	170,662,644	166,737,483	124,450,842

Income from operations before income taxes	156,997,595	126,356,264	48,515,730
Income taxes	-	-	-

Net income attributable to common shareholders	156,997,595	126,356,264	48,515,730

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	2,140,848	25,910,940	(3,353,952)

Comprehensive income attributable to shareholders	159,138,443	152,267,204	45,161,778

Condensed Statement of Cash Flows
	Year ended December 31
	2012	2013	2014
	US$	US$	US$
Cash flows from operating activities:
Net income	156,997,595	126,356,264	48,515,730
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(170,662,644)	(166,737,483)	(124,450,842)
Depreciation and amortization	-	-	-
Accretion of long-term debt	1,024,166	288,220	-
Stock based compensation expense	84,988	160,549	1,912,471
Amortization of deferred financing cost	-	640,565	1,620,695
Loss on extinguishment of debt	-	-	9,848,931
Other receivables	-	-	-
Other deposits and prepayments	-	(12,690,088)	10,916,056
Other current assets	-	(278,908)	45,434
Other assets	551,420	98,294	-
Income tax payable	-	-	-
Other tax payable	-	-	-
Other payable and accrued liabilities	204,846	8,081,370	(737,739)
Payroll and welfare payable	-	5,149,011	(5,149,011)
Accrued interest	17,333	(1,352,000)	-

Net cash used in operating activities	(11,782,296)	(40,284,206)	(57,478,275)

Cash flows from financing activities:
Changes in due from a subsidiary	(13,593,497)	(150,361,777)	(140,334,182)
Proceeds from short-term bank loans	25,000,000	45,000,000	130,024,345
Repayments of short-term bank loans	(25,000,000)	(70,000,000)	(35,000,000)
Proceeds from long-term bank loans	35,000,000	-	-
Proceeds from other long-term debts	-	475,761,009	-
Repayment of other long-term debts	-	(40,000,000)	(75,761,009)
Issuance of treasury shares	-	32,792,232	-
Purchase of treasury shares	(5,708,281)	(5,767,160)	(17,610,787)
Dividends to shareholders	(8,769,530)	(14,724,740)	(15,288,919)
Deferred charges	-	(9,585,309)	-
Purchase of shares under RSU plan	-	-	(7,042,725)
Loss on extinguishment of debt	-	-	(9,848,931)
Proceeds from exercise of stock options	98,812	5,060,918	1,080,530

Net cash provided by/(used in) financing activities	7,027,504	268,175,173	(169,781,678)

Net increase/ (decrease) in cash and cash equivalents	(4,754,792)	227,890,967	(227,259,953)
Cash and cash equivalents, at the beginning of the year	8,516,544	3,761,752	231,652,719

Cash and cash equivalents, at end of the period	3,761,752	231,652,719	4,392,766